Acquisitions & Divestitures, Businesses Acquired, 2019 (Details) $ / shares in Units, $ in Billions		12 Months Ended
	Jul. 09, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) entity
Acquisitions
Percentage of business acquired (as a percent)		100.00%
2019 Acquisitions
Acquisitions
Number of acquisitions | entity		1
Aggregate acquisitions cost		$ 35
Red Hat, Inc.
Acquisitions
Cash paid to acquiree shareholders (in dollars per share) | $ / shares	$ 190
Aggregate acquisitions cost	$ 34